Fresh-Start Accounting Narrative (Details) (USD $)	Oct. 01, 2010
Fresh-Start Adjustment [Line Items]
Estimated Enterprise Value	$ 2,390,000,000
Decrease In Enterprise Value Due To Pension Expense Not Being Included In Multiples	455,000,000
Estimated Tax Rate Used To Perform Cash Flow Analysis	35.00%
Estimated Value Of Non Consolidated Joint Ventures For Estimated Enterprise Value	195,000,000
Estimated Available Cash For Estimated Enterprise Value	242,000,000
Minimum [Member]
Fresh-Start Adjustment [Line Items]
Enterprise Values Contemplated By Court	2,300,000,000
Range Of Ebitdap Used For Establishing Enterprise Values	4.6
Range Of Ebitdap Minus Capital Expenditures Used For Establishing Enterprise Values	6.1
Range Of Derived Ebitda Used For Establishing Enterprise Values	4.0
Discount Rate Used For Cash Flow Analysis	14.00%
Perpetuity Growth Rate Used In Cash Flow Analysis	0.00%
Cost Of Equity Rate Used In Cash Flow Analysis	13.00%
Perpetuity Growth After 2013 Rate Used In Cash Flow Analysis	2.00%
Maximum [Member]
Fresh-Start Adjustment [Line Items]
Enterprise Values Contemplated By Court	$ 2,500,000,000
Range Of Ebitdap Used For Establishing Enterprise Values	7.8
Range Of Ebitdap Minus Capital Expenditures Used For Establishing Enterprise Values	14.6
Range Of Derived Ebitda Used For Establishing Enterprise Values	7.1
Discount Rate Used For Cash Flow Analysis	16.00%
Perpetuity Growth Rate Used In Cash Flow Analysis	2.00%
Cost Of Equity Rate Used In Cash Flow Analysis	21.00%
Perpetuity Growth After 2013 Rate Used In Cash Flow Analysis	4.00%